                            [DECHERT LLP LETTERHEAD]

July 14, 2006

VIA EDGAR

Office of Filings and Information Services
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: Hartford HLS Series Fund II, Inc. (Hartford SmallCap Growth HLS Fund)
    (File Nos. 033-03920 and 811-04615)

Dear Sir or Madam:

On behalf of the Hartford SmallCap Growth HLS Fund (the "Fund"), a series of Hartford HLS Series Fund II, Inc., and pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith for filing via EDGAR is a preliminary proxy statement and form of proxy for the Special Meeting of Shareholders of the Fund (the "Special Meeting") to be held on October 24, 2006.

The Special Meeting is being held for the purpose of asking shareholders of the Fund to approve an Investment Sub-Advisory Agreement between HL Investment Advisors, LLC, the Fund's investment manager, and Hartford Investment Management Company, on behalf of the Fund.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please do not hesitate to contact the undersigned at 212.698.3806.

Very truly yours,


/s/ Elise M. Dolan
-------------------------------------
Elise M. Dolan

Enclosures